Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 12,933,733	$ 394,441	$ 620,831
Unquoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	12,846,151	391,770	607,528
Taiwan Innovation Board (TIB) quoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	72,774	2,219	0
Unquoted preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 14,808	$ 452	$ 13,303